Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 1,862	€ 2,306
Dividend income	107	111
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	1,662	2,001
Dividend income	95	93
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	200	305
Dividend income	€ 12	€ 18